TRADE AND OTHER RECEIVABLES - Table showing total trade receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 153,654,549	$ 150,933,965
Non-current credit operations		66,510
Total	$ 153,654,549	$ 151,000,475